Segments - Summary of reconciliation between IFRS and underlying income, expenses and net result (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Income	€ 18,121	€ 30,418	€ 20,093
Expenses	12,084	13,060	11,708
Taxation	1,662	5,130	2,306
Non-controlling interests	235	102	128
Net result	4,140	12,126	5,951
Adjustment of the EU 'IAS 39 carve out'
Disclosure of operating segments [line items]
Income	4,455	(11,856)	(1,603)
Taxation	1,308	(3,405)	(429)
Net result	3,147	(8,451)	(1,174)
Results IFRS-EU
Disclosure of operating segments [line items]
Income	22,575	18,561	18,490
Expenses	12,084	13,060	11,708
Taxation	2,970	1,725	1,877
Non-controlling interests	235	102	128
Net result	€ 7,287	€ 3,674	€ 4,776